About These Statements - Credit risk management (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer
Trade receivables | Bottom of range
Disclosure of credit risk exposure [line items]
Credit exposure period	7 days
Trade receivables | Top of range
Disclosure of credit risk exposure [line items]
Credit exposure period	30 days
Trade receivables | Credit risk
Disclosure of credit risk exposure [line items]
Number of customers | customer	20	23
Maximum exposure to credit risk (in percentage)	90.00%	88.00%
Percentage of trade receivables (in percentage)	99.00%	96.00%
Trade receivables | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Product related trade receivables	$ 948	$ 972
Debtor | Credit risk
Disclosure of credit risk exposure [line items]
Credit exposure period	30 days
Other financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Credit exposure period	60 days